Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

7. INCOME TAXES

Takung was incorporated in the State of Delaware and is therefore subject to United States income tax. Metaverse HK were incorporated in Hong Kong S.A.R. People’s Republic of China and are subject to Hong Kong profits tax.

United States of America

The Coronavirus Aid, Relief and Economy Security (CARES) Act (“the CARES Act, H.R. 748”) was signed into law on 27 March 2020. The CARES Act temporarily eliminates the 80% taxable income limitation (as enacted under the Tax Cuts and Jobs Act of 2017) for NOL deductions for 2018-2020 tax years and reinstated NOL carrybacks for the 2018-2020 tax years. Moreover, the CARES Act also temporarily increases the business interest deduction limitations from 30% to 50% of adjusted taxable income for the 2019 and 2020 taxable year. Lastly, the Tax Act technical correction classifies qualified improvement property as 15-year recovery period, allowing the bonus depreciation deduction to be claimed for such property retroactively as if it was included in the Tax Act at the time of enactment. The Company does not anticipate a material impact on its financial statements as of December 31, 2020 due to the recent enactment.

As of December 31, 2024 and 2023, the Company in the United States had $4,381 and $16,778,535 in net operating loss carry forwards available to offset future taxable income, respectively. For net operating losses arising after December 31, 2017, the Tax Act limits the Company’s ability to utilize NOL carryforwards to 80% of taxable income and carryforward the NOL indefinitely. NOLs generated prior to January 1, 2018 will not be subject to the taxable income limitation and will begin to expire in 2033 if not utilized.

Hong Kong

Two-tier Profits Tax Rates

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million (approximately $257,311) of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Since Metaverse HK are wholly owned and under the control of NFT limited, these entities are connected entities. Under the Ordinance, it is an entity’s election to nominate the entity that will be subject to the two-tier profits tax rates on its profits tax return. The election is irrevocable. The Company elected Metaverse HK to be subject to the two-tier profits tax rates.

The provision for current income and deferred taxes of Metaverse HK has been calculated by applying the new tax rate of 8.25%.

As of December 31, 2024 and 2023, the Company’s subsidiaries in Hong Kong did not have any in net operating loss carry forwards available to offset future taxable income, respectively.

The income tax (credit)/expense was $(335,748), $94,947, $255,805 for the years ended December 31, 2024, 2023 and 2022, respectively, related primarily to the Company’s subsidiaries located outside of the U.S.

The income tax provision consists of the following components:

	For the year ended December 31, 2024	For the year ended December 31, 2023		For the year ended December 31, 2022
Current:
Federal	$-		$-		$-
State	-		-		-
Foreign	(335,748)	94,947		255,805
Total current income tax (credit)/expenses, continuing operations	(335,748)	94,947		255,805
Current income tax expenses, discontinued operations	-	-		-
Total current	$(335,748)	$94,947		$255,805

Deferred:
Federal	$-	$-		$-
State	-	-		-
Foreign	-	-		-
Total deferred income tax expenses, continuing operations	-	-		-
Deferred income tax expenses, discontinued operations	-	-		-
Total deferred	$-	$-		$-
Total income tax (credit)/expense	$(335,748)	$94,947		$255805

A reconciliation between the Company’s actual provision for income taxes is as follow:

Continuing operations

The effective tax rate for the continuing operations was (5.6)%, (5.90)% and (2.6)% for the years ended December 31, 2024, 2023 and 2022, respectively.

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Profit/(Loss) before income tax expense	$5,960,767	$(1,610,047)	$(9,385,293)
Computed tax benefit with statutory tax rate	983,527	(338,110)	(1,970,912)
Over provision of current taxation in respect of prior year	(350,590)	-	-
Impact of different tax rates in other jurisdictions	(954,146)	(52,799)	(96,669)
Impact of preferred tax rate	(14,854)	-	-
Changes in valuation allowance	315	485,856	2,323,386
Total income tax expense	$(335,748)	$94,947	$255,805

Discontinued operations

The effective tax rate for the discontinued operations was 0.0%, 0.0% and 0.0% for the years ended December 31, 2024, 2023 and 2022, respectively.

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Loss before income tax expense	$-	$(21,946)	$(712,414)
Computed tax benefit with statutory tax rate	-	(4,608)	(149,606)
Impact of different tax rates in other jurisdictions	-	(988)	(32,059)
Effect of preferred tax rate	-	3,621	117,548
Changes in valuation allowance	-	1,975	64,117
Total income tax expense	$-	$-	$-

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities are as follows:

Continuing operations

	As of December 31,	As of December 31,
	2024	2023
Deferred tax assets
Tax loss carried forward	$8,192	$6,694
Provision for impairment loss	-	-
Unvested restricted shares	-	-
Total deferred tax assets	1,720	1,405
Less: valuation allowance	(1,720)	(1,405)
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Discontinued operations

	As of December 31,	As of December 31,
	2024	2023
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for doubtful accounts	-	-
PPE, due to difference in depreciation	`-	-
Total deferred tax assets	-	-
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Uncertain tax positions

The reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	December 31, 2024	December 31, 2023
Uncertain tax liabilities, beginning of period, discontinued operations	$-	$-
Additions for tax position of current period	-	-
Settlements with tax authority during current year	-	-
Uncertain tax liabilities, end of period, discontinued operations	$-	$-

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by the respective jurisdictions, where applicable. The statute of limitations for the tax returns varies by jurisdictions.

The amounts of uncertain tax liabilities listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as current liability in the consolidated financial statements as of December 31, 2024 and 2023. The Company anticipated that the settlements with the taxing authority are remitted within one year.

Our policy is to include interest and penalty charges related to uncertain tax liabilities as necessary in the provision for income taxes. The Company has a liability for accrued interest of $nil as of December 31, 2024 and 2023, respectively.

Our subsidiary, Metaverse Digital Payment Co., Limited incurred corporate income tax payable of $21,139 during the year of 2024. The Company does not expect the position of uncertain tax liabilities will significantly fluctuate within the next twelve months.

The statute of limitations for the Internal Revenue Services to assess the income tax returns on a taxpayer expires three years from the due date of the profits tax return or the date on which it was filed, whichever is later.

In accordance with the Hong Kong profits tax regulations, a tax assessment by the IRD may be initiated within six years after the relevant year of assessment, but extendable to 10 years in the case of potential willful underpayment or evasion.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.